Morgan, Lewis & Bockius LLP                                    Morgan Lewis
1701 Market Street                                             Counselors at Law
Philadelphia, PA  19103-2921
Tel:  215.963.5000
Fax:  215.963.5001
www.morganlewis.com


December 3, 2014


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:     The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectuses and Statements of Additional Information dated November 28, 2014 for the Trust's Champlain All Cap Fund, Champlain Mid Cap Fund, Champlain Small Company Fund, Frost Growth Equity Fund, Frost Value Equity Fund, Frost Aggressive Allocation Fund, Frost Moderate Allocation Fund, Frost Conservative Allocation Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Small Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost Mid Cap Equity Fund, Frost Natural Resources Fund, Frost Credit Fund, Frost Cinque Large Cap Buy-Write Equity Fund, GRT Absolute Return Fund, GRT Value Fund, Clear River Fund, Reaves Utilities and Energy Infrastructure Fund and LM Capital Opportunistic Bond Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 183, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-14-000736) on November 26, 2014.

Please do not hesitate to contact the undersigned at 215.963.5886 should you have any questions.

Very  truly  yours,


/s/ Brian T. London
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Brian T. London